INCOME TAXES - Deferred Tax Items Recovered Directly in Equity (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)
Income Taxes [Abstract]
Share issue costs	$ (2,000,000)	$ (3,000,000)
Change in fair value of net investment hedges (Note 26)	(4,000,000)	0
Remeasurements of defined benefit liability (Note 24)	4,000,000	1,000,000
Deferred tax items recovered directly in equity	(2,000,000)	(2,000,000)
Temporary differences associated with its investments in subsidiaries and interests in joint arrangements	0	0
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	2,603,000,000	2,945,000,000			$ 2,814,000,000
Benefit of loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	(275,000,000)	(400,000,000)			$ (153,000,000)
Benefit of loss carryforwards | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised			$ 758	$ 1,100
Benefit of loss carryforwards | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 43,000,000	$ 67,000,000